UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05526

J.P. Morgan Mutual Fund Investment Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of September 30, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Growth Advantage Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
Long-Term Investments — 100.7%
Common Stocks — 100.7%
Aerospace & Defense — 2.7%
5	L-3 Communications Holdings, Inc.	$360
12	Precision Castparts Corp.	648
8	Rockwell Collins, Inc.	396
		1,404
Biotechnology — 3.3%
6	Genzyme Corp. (a)	408
5	Invitrogen Corp. (a)	372
18	MedImmune, Inc. (a)	613
11	Protein Design Labs, Inc. (a)	319
		1,712
Capital Markets — 3.5%
6	Affiliated Managers Group, Inc. (a)	413
26	Ameritrade Holding Corp. (a)	563
13	Federated Investors, Inc., Class B	425
6	T. Rowe Price Group, Inc.	408
		1,809
Commercial Banks — 2.4%
16	Commerce Bancorp, Inc.	488
10	East-West Bancorp, Inc.	344
6	Zions Bancorp	399
		1,231
Commercial Services & Supplies — 2.1%
9	HNI Corp.	512
15	West Corp. (a)	577
		1,089
Communications Equipment — 2.3%
28	Corning, Inc. (a)	543
10	Scientific-Atlanta, Inc.	390
10	WebMD Health Corp., Class A, (a)	247
		1,180
Computers & Peripherals — 3.6%
8	Apple Computer, Inc. (a)	440
19	NCR Corp. (a)	601
5	SanDisk Corp. (a)	232
36	Seagate Technology (Cayman Islands) (a)	570
		1,843
Construction & Engineering — 1.0%
8	Jacobs Engineering Group, Inc. (a)	543
Consumer Finance — 0.7%
16	AmeriCredit Corp. (a)	379
Diversified Financial Services — 2.0%
11	CIT Group, Inc.	510
21	Lazard Ltd., Class A (Bermuda)	539
		1,049
Electrical Equipment — 1.9%
9	Ametek, Inc.	395
34	General Cable Corp. (a)	571
		966
Electronic Equipment & Instruments — 4.4%
23	Amphenol Corp., Class A	916
14	Arrow Electronics, Inc. (a)	440
15	Flir Systems, Inc. (a)	432
16	Jabil Circuit, Inc. (a)	481
		2,269
Energy Equipment & Services — 5.8%
10	ENSCO International, Inc.	471
18	Grant Prideco, Inc. (a)	724
7	Halliburton Co.	452
6	Nabors Industries Ltd. (Barbados) (a)	424
8	National-Oilwell Varco, Inc. (a)	546
5	Noble Corp. (Cayman Islands)	366
		2,983
Health Care Equipment & Supplies — 1.6%
5	Bausch & Lomb, Inc.	395
7	Millipore Corp. (a)	431
		826

See Notes to Financial Statements.

Health Care Providers & Services — 9.0%
6	Aetna, Inc.	551
9	Caremark Rx, Inc. (a)	449
7	Coventry Health Care, Inc. (a)	585
19	DaVita, Inc. (a)	879
11	LifePoint Hospitals, Inc. (a)	475
9	McKesson Corp.	432
7	Medco Health Solutions, Inc. (a)	356
16	Omnicare, Inc.	922
		4,649
Hotels, Restaurants & Leisure — 6.5%
5	Four Seasons Hotels, Inc. (Canada)	310
6	Harrah’s Entertainment, Inc.	406
10	International Speedway Corp., Class A	514
8	Panera Bread Co., Class A (a)	389
8	Royal Caribbean Cruises Ltd. (Liberia)	363
17	Scientific Games Corp., Class A (a)	536
17	Sonic Corp. (a)	468
5	Station Casinos, Inc.	362
		3,348
Household Durables — 2.6%
44	Champion Enterprises, Inc. (a)	650
10	D.R. Horton, Inc.	359
8	Toll Brothers, Inc. (a)	353
		1,362
Household Products — 1.1%
10	Energizer Holdings, Inc. (a)	550
Industrials — 1.0%
25	LoJack Corp. (a)	522
Insurance — 0.8%
11	Willis Group Holdings Ltd. (Britain)	417
Internet Software & Services — 1.8%
18	McAfee, Inc. (a)	567
17	VeriSign, Inc. (a)	361
		928
IT Services — 1.9%
15	Alliance Data Systems Corp. (a)	570
12	CheckFree Corp. (a)	435
		1,005
Leisure Equipment & Products — 0.7%
9	Brunswick Corp.	340
Machinery — 3.7%
11	Graco, Inc.	374
8	Harsco Corp.	554
5	ITT Industries, Inc.	568
9	Oshkosh Truck Corp.	397
		1,893
Materials — 0.9%
25	Rockwood Holdings, Inc. (a)	482
Media — 2.6%
5	Getty Images, Inc. (a)	404
15	Rogers Communications, Inc. (Canada), Class B	592
10	XM Satellite Radio Holdings, Inc., Class A (a)	356
		1,352
Metals & Mining — 1.5%
10	Consol Energy, Inc.	786
Multiline Retail — 0.9%
9	Kohl’s Corp. (a)	467
Oil & Gas Equipment & Services — 1.0%
14	Hornbeck Offshore Services, Inc. (a)	516
Oil, Gas & Consumable Fuels — 3.5%
6	EOG Resources, Inc.	464
12	Range Resources Corp.	444
7	Southwestern Energy Co. (a)	514
8	Talisman Energy, Inc. (Canada)	386
		1,808
Pharmaceuticals — 0.8%
7	Sepracor, Inc. (a)	395
Road & Rail — 1.0%
13	Norfolk Southern Corp.	535
Semiconductors — 0.8%
9	Marvell Technology Group Ltd. (Bermuda) (a)	424
Semiconductors & Semiconductor Equipment — 7.1%
9	Broadcom Corp., Class A (a)	432
14	Diodes, Inc. (a)	500
10	Kla-Tencor Corp.	495

See Notes to Financial Statements.

15	Lam Research Corp. (a)	451
24	Microchip Technology, Inc.	720
16	Nvidia Corp. (a)	535
16	Texas Instruments, Inc.	532
		3,665
Software — 2.9%
17	Adobe Systems, Inc.	509
16	Computer Associates International, Inc.	441
39	Compuware Corp. (a)	373
8	Salesforce.com, Inc. (a)	194
		1,517
Specialty Retail — 6.9%
12	Abercrombie & Fitch Co.	573
4	Advance Auto Parts, Inc. (a)	150
15	Bed Bath & Beyond, Inc. (a)	609
8	Best Buy Co., Inc.	335
12	Men’s Wearhouse, Inc. (a)	307
13	Michaels Stores, Inc.	415
17	Sherwin-Williams Co. (The)	729
9	Weight Watchers International, Inc. (a)	462
		3,580
Technology — 1.0%
41	Ikanos Communications Inc. (a)	509
Textiles, Apparel & Luxury Goods — 1.1%
12	Polo Ralph Lauren Corp.	586
Trading Companies & Distributors — 1.0%
16	MSC Industrial Direct Co.	531
Wireless Telecommunication Services — 1.3%
8	NII Holdings, Inc. (a)	667
	Total Long-Term Investments (Cost $43,454)	52,117

Short-Term Investment — 0.8%
Investment Company — 0.8%
424	JPMorgan Prime Money Market Fund (b) (m) (Cost $424)	424

Principal Amount
Investment of Cash Collateral for Securities Loaned — 18.5%
Repurchase Agreements — 18.5%
$1,800	Banc of America Securities LLC, 3.95%, dated 09/30/05, due 10/03/05, repurchase price $1,801, collateralized by U.S. Government Agency Mortgages	1,800
1,800	Barclays Capital, 3.88%, dated 09/30/05, due 10/03/05, repurchase price $1,801, collateralized by U.S. Governement Agency Securities	1,800
1,800	HSBC Securities, Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase price $1,801, collateralized by U.S. Governement Agency Securities	1,800
1,800	Lehman Brothers, Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase price $1,801, collateralized by U.S. Governement Agency Securities	1,800
1,800	Merrill Lynch SEC/MLPFS, 3.88%, dated 09/30/05, due 10/03/05, repurchase price $1,801, collateralized by U.S. Governement Agency Securities	1,800
586	UBS Securities LLC, 3.90%, dated 09/30/05, due 10/03/05, repurchase price $586, collateralized by U.S. Governement Agency Securities	586
		9,586

	Total Investment of Cash Collateral for Securities Loaned (Cost $9,586)	9,586

Total Investments — 120.0% (Cost $53,464)		$62,127
Liabilities in Excess of Ether Assets — (20.0)%		(10,365)
Net Assets — 100.0%		$51,762

Percentages indicated are based on net assets.

Abbreviations:

(a)        Non-income producing security.

(b)       Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)     All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,536
Aggregate gross unrealized depreciation	(873)
Net unrealized appreciation/depreciation	$8,663

Federal income tax cost of investments	$53,464

See Notes to Financial Statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
November 23, 2005

By:	/s/ Stephanie Dorsey
Stephanie Dorsey
Treasurer and Principal Financial Officer
November 23, 2005